Organization (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net cash generated from/(used in) operating activities	$ (59,047)	$ (121,515)	$ (366,226)
Effect of foreign exchange rate changes	(586)	(343)	8,985
CASH - BEGINNING OF PERIOD	183,097	304,955	663,078
CASH - END OF PERIOD	123,464	183,097	304,955
Beijing Guangwang Hetong [Member]
Net cash generated from/(used in) operating activities	(313)	151,836
Effect of foreign exchange rate changes	(4,341)	(184,847)
CASH - BEGINNING OF PERIOD	66,700	99,711
CASH - END OF PERIOD	$ 62,046	$ 66,700	$ 99,711